UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        December 31, 2010

Check here if Amendment [   ]; Amendment Number:  _____
    This Amendment (Check only one.):  [     ]  is a restatement.
                              [     ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:		Zesiger Capital Group LLC
Address:	460 Park Avenue, 22nd Floor
		New York, New York 10022

Form 13F File Number:     28-5536

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Barrie R. Zesiger
Title:	Managing Director

Phone:	212-508-6390

Signature, Place, and Date of Signing:

	/s/ Barrie R. Zesiger 	New York, NY     February 10, 2011

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None













FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers	: 0
Form 13F Information Table Entry Total: 23
Form 13F Information Table Total Value: $ 339,992 (thousands)


List of Other Included Managers:

	NONE




Name of Issuer               Title        CUSIP     Value    Shares       Sh/PutInvstmOthe Voting Authority
                             of Class             (x$1000)   Prn Amnt     PrnCalDscretMngr       Sole  Share      None
Cadiz Inc                    Common     127537207   $15,967   1,283,509    SH    SOLE  N/A   1,001,049  N/A    282,460
China Education Alliance Inc Common     16938Y207   $ 5,521   2,182,200    SH    SOLE  N/A   2,111,000  N/A     71,200
Compass Diversified Holdings Common     20451Q104   $13,798     780,016    SH    SOLE  N/A     768,316  N/A     11,700
Compugen Ltd                 Common     M25722105   $   246      50,000    SH    SOLE  N/A         -    N/A     50,000
Durect Corporation           Common     266605104   $22,417   6,497,770    SH    SOLE  N/A   5,032,000  N/A  1,465,770
FBR Capital Markets Corp     Common     30247C301   $ 7,558   1,978,600    SH    SOLE  N/A   1,920,000  N/A     58,600
General Cable Corp           Common     369300108   $11,731     334,325    SH    SOLE  N/A     272,550  N/A     61,775
General Electric Co          Common     369604103   $   368      20,120    SH    SOLE  N/A         -    N/A     20,120
Gerber Scientific Inc        Common     373730100   $14,679   1,865,175    SH    SOLE  N/A   1,461,000  N/A    404,175
Global Power Equipment Group Common     37941P306   $39,837   1,717,131    SH    SOLE  N/A   1,405,119  N/A    312,012
Heska Corp                   Common     42805E306   $ 2,700     544,370    SH    SOLE  N/A     517,970  N/A     26,400
Horsehead Holding Corp       Common     440694305   $17,646   1,353,250    SH    SOLE  N/A   1,118,200  N/A    235,050
Icici Bank Ltd               ADR        45104G104   $31,185     615,825    SH    SOLE  N/A     504,675  N/A    111,150
Libbey Inc                   Common     529898108   $27,253   1,761,700    SH    SOLE  N/A   1,354,000  N/A    407,700
Matrix Service Co            Common     576853105   $23,207   1,905,300    SH    SOLE  N/A   1,554,000  N/A    351,300
Mcdermott Intl Inc           Common     580037109   $19,150     925,575    SH    SOLE  N/A     762,000  N/A    163,575
Microsoft Corp               Common     594918104   $   335      12,000    SH    SOLE  N/A         -    N/A     12,000
MYR Group Inc                Common     55405W104   $12,170     579,500    SH    SOLE  N/A     504,800  N/A     74,700
Owens Illinois Inc           Common     690768403   $23,397     762,110    SH    SOLE  N/A     630,200  N/A    131,910
Providence Service Corp      Common     743815102   $15,449     961,365    SH    SOLE  N/A     799,200  N/A    162,165
Stealthgas Inc               Common     Y81669106   $15,072   1,895,800    SH    SOLE  N/A   1,539,000  N/A    356,800
Uranium Resources Inc        Common     916901507   $20,035   5,892,610    SH    SOLE  N/A   4,735,600  N/A  1,157,010
Wal-Mart Stores Inc          Common     931142103   $   270       5,000    SH    SOLE  N/A         -    N/A      5,000